Vanguard® International High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (98.2%)
Australia (7.9%)
BHP Group Ltd.	3,212,278	98,276
Commonwealth Bank of Australia	1,076,272	82,070
National Australia Bank Ltd.	2,001,334	42,209
Westpac Banking Corp.	2,226,067	34,922
ANZ Group Holdings Ltd.	1,915,623	33,800
Macquarie Group Ltd.	231,996	28,626
Wesfarmers Ltd.	722,096	27,336
Woodside Energy Group Ltd.	1,206,094	25,227
Rio Tinto Ltd.	236,216	20,326
Fortescue Ltd.	1,015,817	19,632
Transurban Group	1,957,482	17,197
Santos Ltd.	2,087,036	10,548
QBE Insurance Group Ltd.	954,472	9,828
Amcor plc GDR	928,532	8,809
Coles Group Ltd.	829,312	8,606
Brambles Ltd.	893,033	8,515
Suncorp Group Ltd.	808,470	7,442
Telstra Group Ltd.	2,590,760	6,833
Computershare Ltd. (XASX)	381,422	6,317
South32 Ltd.	2,894,267	6,267
Insurance Australia Group Ltd.	1,574,834	6,182
Origin Energy Ltd.	1,094,635	6,109
Sonic Healthcare Ltd.	283,936	5,920
ASX Ltd.	122,500	5,237
Lottery Corp. Ltd.	1,404,447	4,610
APA Group	815,461	4,510
Medibank Pvt Ltd.	1,766,468	4,423
Mineral Resources Ltd.	109,008	4,204
Ampol Ltd.	154,224	3,648
Endeavour Group Ltd.	868,815	3,180
Aurizon Holdings Ltd.	1,120,086	2,761
JB Hi-Fi Ltd.	72,723	2,705
Atlas Arteria Ltd.	719,622	2,537
Whitehaven Coal Ltd.	444,615	2,431
Worley Ltd.	242,536	2,329
Bendigo & Adelaide Bank Ltd.	356,519	2,278
Incitec Pivot Ltd.	1,233,955	2,155
AGL Energy Ltd.	379,410	2,143
Bank of Queensland Ltd.	403,138	1,583
Orora Ltd.	869,080	1,580
Metcash Ltd.	622,118	1,476
CSR Ltd.	314,526	1,416

		Shares	Market Value ($000)
	Beach Energy Ltd.	1,181,647	1,268
*	Alumina Ltd.	1,617,601	1,217
	Perpetual Ltd.	71,653	1,206
	Challenger Ltd.	283,263	1,202
	New Hope Corp. Ltd.	334,185	1,169
	Downer EDI Ltd.	420,778	1,146
	AMP Ltd.	1,770,946	1,074
	Harvey Norman Holdings Ltd.	366,523	1,053
	Deterra Royalties Ltd.	266,522	960
	Yancoal Australia Ltd.	208,742	814
	TPG Telecom Ltd.	230,509	793
	Insignia Financial Ltd.	421,037	585
*	Adbri Ltd.	290,625	578
	Magellan Financial Group Ltd.	86,462	507
	Platinum Asset Management Ltd.	301,846	231
			590,006
Austria (0.3%)
	Erste Group Bank AG	195,049	8,402
	OMV AG	91,955	4,093
	Verbund AG	42,088	3,423
	ANDRITZ AG	44,975	2,769
	voestalpine AG	71,037	2,114
	Telekom Austria AG	80,791	703
*	Eurotelesites AG	19,840	83
			21,587
Belgium (0.3%)
	KBC Group NV	157,480	10,273
	Ageas SA	105,762	4,545
	Groupe Bruxelles Lambert NV	54,743	4,150
*	Syensqo SA	44,851	3,998
	Solvay SA	43,921	1,201
			24,167
Brazil (1.9%)
	Vale SA	2,426,888	33,192
	Petroleo Brasileiro SA	2,372,200	20,186
	B3 SA - Brasil Bolsa Balcao	3,678,314	9,718
	Ambev SA	2,775,250	7,327
	Centrais Eletricas Brasileiras SA	830,882	6,844
	Banco Do Brasil SA	547,218	6,235
	Banco BTG Pactual SA	838,300	6,095
	JBS SA	855,300	4,045
	Vibra Energia SA	703,567	3,373
	Ultrapar Participacoes SA	528,300	3,004
	Itau Unibanco Holding SA ADR	448,683	2,961
	BB Seguridade Participacoes SA	425,557	2,942
	Cosan SA	770,200	2,840
	Banco Bradesco SA	922,646	2,548
	Itau Unibanco Holding SA	446,000	2,511
	Klabin SA	478,700	2,057
	Lojas Renner SA	613,700	1,988
	Telefonica Brasil SA	188,718	1,956
	CCR SA	717,610	1,900
	TIM SA	505,454	1,769
	Hypera SA	252,882	1,620
	Energisa SA	156,600	1,600
	Cia Siderurgica Nacional SA	381,400	1,365
	Banco Santander Brasil SA	229,002	1,324

		Shares	Market Value ($000)
	Banco Bradesco SA ADR	379,134	1,175
	Transmissora Alianca de Energia Eletrica SA	141,619	1,054
	Telefonica Brasil SA ADR	87,513	903
	CPFL Energia SA	118,100	864
	Engie Brasil Energia SA	104,616	857
	Caixa Seguridade Participacoes SA	284,800	812
	Cia Energetica de Minas Gerais ADR	329,795	752
	Cielo SA	727,700	730
	Porto Seguro SA	113,418	611
	Neoenergia SA	145,600	600
	Sao Martinho SA	96,600	550
	SLC Agricola SA	127,520	492
	CSN Mineracao SA	327,300	449
	Dexco SA	213,510	334
	Usinas Siderurgicas de Minas Gerais SA Usiminas	113,900	200
	Cia Energetica de Minas Gerais	25,600	77
	Cia Paranaense de Energia	20,292	37
	Ambev SA ADR	348	1
			139,898
Canada (7.5%)
	Royal Bank of Canada	898,013	87,640
	Toronto-Dominion Bank	1,160,252	70,481
	Enbridge Inc.	1,351,228	47,981
	Canadian Natural Resources Ltd.	681,955	43,643
	Bank of Montreal	459,639	43,296
	Bank of Nova Scotia	768,573	35,940
	Suncor Energy Inc.	827,008	27,385
	Canadian Imperial Bank of Commerce	576,358	26,047
	TC Energy Corp.	657,016	25,920
	Manulife Financial Corp.	1,156,935	25,575
	Sun Life Financial Inc.	374,365	19,405
	National Bank of Canada	214,444	16,402
	Restaurant Brands International Inc.	196,111	15,309
	Fortis Inc. (XTSE)	310,906	12,474
	Pembina Pipeline Corp.	356,139	12,267
	Power Corp. of Canada	336,218	9,801
	BCE Inc.	193,787	7,819
	Brookfield Asset Management Ltd. Class A	172,187	6,924
[1]	Hydro One Ltd.	200,490	5,950
	Great-West Lifeco Inc.	173,274	5,784
	TELUS Corp.	306,945	5,498
[2]	Canadian Tire Corp. Ltd. Class A	33,162	3,525
	IGM Financial Inc.	50,171	1,357
			556,423
Chile (0.2%)
	Banco De Chile	27,588,323	3,088
	Empresas COPEC SA	307,775	1,956
	Cencosud SA	836,428	1,454
	Empresas CMPC SA	786,309	1,281
	Enel Americas SA	12,536,657	1,270
	Banco de Credito e Inversiones SA	39,520	1,047
	Banco Santander Chile	21,369,516	987
	Enel Chile SA	15,721,678	943
	Banco Santander Chile ADR	40,730	745
	Colbun SA	4,584,191	650
	Cia Cervecerias Unidas SA	83,046	503
	Cencosud Shopping SA	297,617	496

		Shares	Market Value ($000)
	Banco Itau Chile SA	43,162	405
			14,825
China (4.5%)
	China Construction Bank Corp. Class H	59,477,000	35,321
	Industrial & Commercial Bank of China Ltd. Class H	50,260,000	24,483
	Bank of China Ltd. Class H	50,634,000	19,001
	Ping An Insurance Group Co. of China Ltd. Class H	3,984,500	16,749
	PetroChina Co. Ltd. Class H	13,380,000	9,679
	China Merchants Bank Co. Ltd. Class H	2,443,938	8,909
	China Shenhua Energy Co. Ltd. Class H	2,211,000	8,388
	China Petroleum & Chemical Corp. Class H	15,762,000	8,199
	Agricultural Bank of China Ltd. Class H	19,324,000	7,482
	China Life Insurance Co. Ltd. Class H	4,708,000	5,428
	PICC Property & Casualty Co. Ltd. Class H	4,290,000	5,336
	China Resources Land Ltd.	1,745,000	5,298
	CITIC Ltd.	4,077,000	3,935
	China Merchants Bank Co. Ltd. Class A	903,842	3,873
	China Yangtze Power Co. Ltd. Class A	1,123,400	3,821
	China Overseas Land & Investment Ltd.	2,424,700	3,668
[1]	Postal Savings Bank of China Co. Ltd. Class H	6,933,000	3,334
[1]	China Tower Corp. Ltd. Class H	29,732,000	3,307
	China Pacific Insurance Group Co. Ltd. Class H	1,668,400	3,070
	China CITIC Bank Corp. Ltd. Class H	5,861,620	2,905
	CITIC Securities Co. Ltd. Class H	1,452,257	2,834
	Ping An Insurance Group Co. of China Ltd. Class A	490,300	2,774
	Bank of Communications Co. Ltd. Class H	4,551,000	2,692
	Yankuang Energy Group Co. Ltd. Class H	1,285,000	2,640
	Industrial & Commercial Bank of China Ltd. Class A	3,507,100	2,526
	China Resources Power Holdings Co. Ltd.	1,227,000	2,482
	Agricultural Bank of China Ltd. Class A	4,555,556	2,469
	Bank of China Ltd. Class A	3,626,200	2,183
	Kunlun Energy Co. Ltd.	2,350,000	2,105
	Sinopharm Group Co. Ltd. Class H	794,800	2,090
	Yangzijiang Shipbuilding Holdings Ltd.	1,621,000	2,024
	COSCO SHIPPING Holdings Co. Ltd. Class H	1,884,000	1,979
	Industrial Bank Co. Ltd. Class A	900,900	1,976
[1]	CGN Power Co. Ltd. Class H	7,042,000	1,973
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	388,400	1,756
	Anhui Conch Cement Co. Ltd. Class H	875,328	1,753
	People's Insurance Co. Group of China Ltd. Class H	5,549,000	1,725
	China Gas Holdings Ltd.	1,845,600	1,683
	China Coal Energy Co. Ltd. Class H	1,521,000	1,670
	China Resources Gas Group Ltd.	572,800	1,624
	China Shenhua Energy Co. Ltd. Class A	304,600	1,579
	Want Want China Holdings Ltd.	2,692,000	1,482
	Great Wall Motor Co. Ltd. Class H	1,480,000	1,457
	Bank of Communications Co. Ltd. Class A	1,733,800	1,451
	Shaanxi Coal Industry Co. Ltd. Class A	423,400	1,429
[1]	Longfor Group Holdings Ltd.	1,274,620	1,413
	Hengan International Group Co. Ltd.	451,343	1,398
	China Minsheng Banking Corp. Ltd. Class H	4,196,470	1,396
	China Petroleum & Chemical Corp. Class A	1,614,000	1,342
	China State Construction Engineering Corp. Ltd. Class A	1,847,100	1,325
	PetroChina Co. Ltd. Class A	1,059,500	1,234
	Inner Mongolia Yitai Coal Co. Ltd. Class B	650,200	1,230
	China Vanke Co. Ltd. Class H	1,562,105	1,229
	China Railway Group Ltd. Class H	2,662,000	1,217
[1]	Huatai Securities Co. Ltd. Class H	1,028,800	1,214

		Shares	Market Value ($000)
	CRRC Corp. Ltd. Class H	2,609,000	1,213
	Tingyi Cayman Islands Holding Corp.	1,213,000	1,208
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,268,000	1,207
[1]	China Feihe Ltd.	2,581,000	1,182
	China State Construction International Holdings Ltd.	1,106,000	1,168
[1]	Topsports International Holdings Ltd.	1,780,000	1,154
	China Power International Development Ltd.	3,073,370	1,150
	China Galaxy Securities Co. Ltd. Class H	2,280,000	1,117
	Beijing Enterprises Holdings Ltd.	304,000	1,100
	China Medical System Holdings Ltd.	767,000	1,096
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	282,400	1,067
	Guangdong Investment Ltd.	1,824,000	1,060
	China Hongqiao Group Ltd.	1,444,000	1,059
	China Pacific Insurance Group Co. Ltd. Class A	303,950	1,056
	Jiangxi Copper Co. Ltd. Class H	754,000	1,054
	Haitong Securities Co. Ltd. Class H	2,284,000	1,053
	Qifu Technology Inc. ADR	73,272	1,051
	China National Building Material Co. Ltd. Class H	2,924,000	1,031
	Foxconn Industrial Internet Co. Ltd. Class A	550,000	1,018
	Bosideng International Holdings Ltd.	2,220,000	1,004
	China Merchants Port Holdings Co. Ltd.	788,000	974
	Sinotruk Hong Kong Ltd.	415,260	943
	COSCO SHIPPING Holdings Co. Ltd. Class A	658,700	913
	Far East Horizon Ltd.	1,211,000	888
	Gree Electric Appliances Inc. of Zhuhai Class A	178,700	879
	New China Life Insurance Co. Ltd. Class H	488,433	872
	China National Nuclear Power Co. Ltd. Class A	751,100	868
	Bank of Jiangsu Co. Ltd. Class A	823,160	840
	Kingboard Holdings Ltd.	468,500	834
	China Minsheng Banking Corp. Ltd. Class A	1,495,840	823
	China Everbright Environment Group Ltd.	2,297,000	801
	Jiangsu Expressway Co. Ltd. Class H	828,000	791
	Guangzhou Automobile Group Co. Ltd. Class H	1,996,000	789
	China Everbright Bank Co. Ltd. Class A	1,793,900	788
	Shenzhen International Holdings Ltd.	947,000	779
	China Taiping Insurance Holdings Co. Ltd.	928,800	771
	China United Network Communications Ltd. Class A	1,223,800	770
	GF Securities Co. Ltd. Class H	754,400	759
	China Everbright Bank Co. Ltd. Class H	2,550,000	757
	China Railway Group Ltd. Class A	853,100	751
	Zhejiang Expressway Co. Ltd. Class H	971,520	722
	Fosun International Ltd.	1,376,500	722
[1]	Guotai Junan Securities Co. Ltd. Class H	639,200	710
	Baoshan Iron & Steel Co. Ltd. Class A	822,100	705
	Daqin Railway Co. Ltd. Class A	677,000	704
	SAIC Motor Corp. Ltd. Class A	362,800	692
	Minth Group Ltd.	426,000	691
	Poly Developments and Holdings Group Co. Ltd. Class A	516,100	689
	Sinotrans Ltd. Class H	1,613,000	673
	C&D International Investment Group Ltd.	403,000	665
	Dongfeng Motor Group Co. Ltd. Class H	1,720,000	664
	JOYY Inc. ADR	21,416	657
	Yuexiu Property Co. Ltd.	1,042,680	653
	China Communications Services Corp. Ltd. Class H	1,576,000	649
	Postal Savings Bank of China Co. Ltd. Class A	976,200	644
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	448,400	634
	Bank of Beijing Co. Ltd. Class A	892,600	634
	Huaxia Bank Co. Ltd. Class A	732,800	618

		Shares	Market Value ($000)
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,585,000	616
	China Cinda Asset Management Co. Ltd. Class H	6,258,200	600
	Beijing Enterprises Water Group Ltd.	2,458,000	598
	Greentown China Holdings Ltd.	782,000	589
	Bank of Shanghai Co. Ltd. Class A	628,933	561
	Huadian Power International Corp. Ltd. Class H	1,158,000	555
	Cosco Shipping Ports Ltd.	902,000	552
	Henan Shuanghui Investment & Development Co. Ltd. Class A	139,100	552
	Guotai Junan Securities Co. Ltd. Class A	270,200	551
	Bank of Nanjing Co. Ltd. Class A	454,600	526
	Yankuang Energy Group Co. Ltd. Class A	160,496	511
	China Vanke Co. Ltd. Class A	372,800	500
	Huatai Securities Co. Ltd. Class A	259,000	497
	Chongqing Changan Automobile Co. Ltd. Class B	961,516	491
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	904,000	481
	Lao Feng Xiang Co. Ltd. Class B	133,600	477
[1]	China Merchants Securities Co. Ltd. Class H	637,360	476
	Shougang Fushan Resources Group Ltd.	1,202,164	475
	China Merchants Securities Co. Ltd. Class A	248,700	464
[1]	China Railway Signal & Communication Corp. Ltd. Class H	1,296,000	462
	China Construction Bank Corp. Class A	476,500	456
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	370,600	454
	Haitong Securities Co. Ltd. Class A	368,100	451
	China CITIC Bank Corp. Ltd. Class A	506,000	442
	Citic Pacific Special Steel Group Co. Ltd. Class A	227,202	437
	TBEA Co. Ltd. Class A	219,440	429
	GF Securities Co. Ltd. Class A	222,500	425
	Sinopec Engineering Group Co. Ltd. Class H	840,500	422
	Uni-President China Holdings Ltd.	732,000	411
	Kingboard Laminates Holdings Ltd.	679,500	408
[1]	CSC Financial Co. Ltd. Class H	529,500	403
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	122,100	403
	Sichuan Chuantou Energy Co. Ltd. Class A	183,500	397
	Shanghai International Port Group Co. Ltd. Class A	511,000	393
	Bank of Hangzhou Co. Ltd. Class A	256,950	390
	Anhui Conch Cement Co. Ltd. Class A	114,400	368
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	247,000	362
	New China Life Insurance Co. Ltd. Class A	83,900	357
	Sichuan Road & Bridge Co. Ltd. Class A	306,180	343
	China Suntien Green Energy Corp. Ltd. Class H	989,000	342
*	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,466,720	334
[1]	BAIC Motor Corp. Ltd. Class H	1,246,500	332
	Metallurgical Corp. of China Ltd. Class H	1,692,000	331
	Huayu Automotive Systems Co. Ltd. Class A	145,300	329
*	Hopson Development Holdings Ltd.	695,159	321
	China Jinmao Holdings Group Ltd.	3,988,800	318
	Maanshan Iron & Steel Co. Ltd. Class A	856,200	315
	Shanghai Industrial Holdings Ltd.	256,000	314
	China International Marine Containers Group Co. Ltd. Class H	450,300	313
	Towngas Smart Energy Co. Ltd.	821,185	304
	People's Insurance Co. Group of China Ltd. Class A	410,000	292
	Shenzhen Expressway Corp. Ltd. Class H	354,000	284
	China Everbright Ltd.	554,000	284
	Guanghui Energy Co. Ltd. Class A	289,700	284
	China Lesso Group Holdings Ltd.	632,000	280
	Livzon Pharmaceutical Group Inc. Class H	91,700	279
	Anhui Expressway Co. Ltd. Class H	262,000	272
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	109,600	259

		Shares	Market Value ($000)
	Henan Shenhuo Coal & Power Co. Ltd. Class A	110,700	257
[1]	Legend Holdings Corp. Class H	320,700	256
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	684,862	255
*,1	China Bohai Bank Co. Ltd. Class H	1,856,500	252
*	Hengli Petrochemical Co. Ltd. Class A	152,100	249
	Huaibei Mining Holdings Co. Ltd. Class A	102,200	247
	Lufax Holding Ltd. ADR	104,342	247
[1]	Shenwan Hongyuan Group Co. Ltd. Class H	1,424,000	246
	China Reinsurance Group Corp. Class H	4,546,000	244
	China National Chemical Engineering Co. Ltd. Class A	267,800	239
	Guosen Securities Co. Ltd. Class A	204,100	229
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	169,750	229
	China Coal Energy Co. Ltd. Class A	128,800	219
	Western Mining Co. Ltd. Class A	109,300	217
	LB Group Co. Ltd. Class A	94,400	212
	Lee & Man Paper Manufacturing Ltd.	777,000	209
	China Resources Building Materials Technology Holdings Ltd.	1,300,000	208
	Ningxia Baofeng Energy Group Co. Ltd. Class A	112,100	208
	Hunan Valin Steel Co. Ltd. Class A	266,900	203
	Shenzhen Investment Ltd.	1,428,000	201
[1]	Orient Securities Co. Ltd. Class H	515,200	201
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	92,800	191
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	112,200	180
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	205,900	179
	Huadian Power International Corp. Ltd. Class A	209,600	178
	Huaxin Cement Co. Ltd. Class H	224,900	178
	Dongfang Electric Corp. Ltd. Class H	205,000	176
	Beijing Jingneng Clean Energy Co. Ltd. Class H	892,000	176
	Hubei Energy Group Co. Ltd. Class A	284,700	172
	Zhejiang Supor Co. Ltd. Class A	23,900	168
	China International Marine Containers Group Co. Ltd. Class A	150,900	168
[1]	A-Living Smart City Services Co. Ltd.	436,250	168
*	Jinke Smart Services Group Co. Ltd. Class H	156,700	166
	Bank of Changsha Co. Ltd. Class A	161,300	161
	Bank of Guiyang Co. Ltd. Class A	220,100	161
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	108,848	160
	Shui On Land Ltd.	1,737,000	156
	Goldwind Science & Technology Co. Ltd.	428,200	156
	Livzon Pharmaceutical Group Inc. Class A	33,000	156
	Shanghai Tunnel Engineering Co. Ltd. Class A	187,800	155
	Jointown Pharmaceutical Group Co. Ltd. Class A	157,701	153
	Sinoma International Engineering Co. Class A	97,000	151
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	141,000	148
	Huafon Chemical Co. Ltd. Class A	172,100	146
	Xiamen C & D Inc. Class A	107,600	145
	Heilongjiang Agriculture Co. Ltd. Class A	90,700	144
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	285,400	142
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	145,802	138
	Weifu High-Technology Group Co. Ltd. Class A	59,700	134
	China South Publishing & Media Group Co. Ltd. Class A	84,300	132
*	Sinopec Shanghai Petrochemical Co. Ltd. Class A	344,300	128
[1]	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. Class H	132,500	128
	Shandong Hi-speed Co. Ltd. Class A	119,200	127
	Luxi Chemical Group Co. Ltd. Class A	98,200	126
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	89,400	125
[1]	Everbright Securities Co. Ltd. Class H	201,600	125
	BBMG Corp. Class H	1,583,000	124

		Shares	Market Value ($000)
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	98,120	124
*	Yanlord Land Group Ltd.	318,400	123
	Chengxin Lithium Group Co. Ltd. Class A	43,400	123
	Nanjing Iron & Steel Co. Ltd. Class A	234,000	121
*	Beijing Shougang Co. Ltd. Class A	270,100	120
	Lao Feng Xiang Co. Ltd. Class A	13,800	119
	China World Trade Center Co. Ltd. Class A	48,600	116
	Jiangsu Expressway Co. Ltd. Class A	71,100	113
	Chongqing Rural Commercial Bank Co. Ltd. Class A	182,400	110
*	Oriental Energy Co. Ltd. Class A	81,500	110
	Tangshan Jidong Cement Co. Ltd. Class A	133,800	107
	Bank of Suzhou Co. Ltd. Class A	107,200	106
	Shanghai Construction Group Co. Ltd. Class A	324,300	105
	Tian Di Science & Technology Co. Ltd. Class A	129,800	104
	YongXing Special Materials Technology Co. Ltd. Class A	16,510	103
	Jizhong Energy Resources Co. Ltd. Class A	95,600	101
	Chinese Universe Publishing and Media Group Co. Ltd. Class A	48,800	101
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	43,600	99
*	Hengyi Petrochemical Co. Ltd. Class A	112,700	98
	Anhui Expressway Co. Ltd. Class A	55,300	96
	Huafa Industrial Co. Ltd. Zhuhai Class A	101,800	95
	Keda Industrial Group Co. Ltd. Class A	62,600	94
	Gemdale Corp. Class A	165,900	93
	Angang Steel Co. Ltd. Class H	554,000	91
*	FAW Jiefang Group Co. Ltd. Class A	82,700	90
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	50,500	90
	Bank of Chengdu Co. Ltd. Class A	51,000	89
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	233,700	89
	China Meidong Auto Holdings Ltd.	250,000	88
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	104,800	87
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	167,900	86
	Chongqing Department Store Co. Ltd. Class A	22,000	86
	CSG Holding Co. Ltd. Class A	108,600	82
	China Railway Signal & Communication Corp. Ltd. Class A	124,675	81
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	111,200	78
	Huaxin Cement Co. Ltd. Class A	39,900	73
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	40,900	73
	Angang Steel Co. Ltd. Class A	210,700	71
	Shenzhen Gas Corp. Ltd. Class A	79,800	71
	Shenzhen Expressway Corp. Ltd. Class A	55,400	71
	Joyoung Co. Ltd. Class A	47,500	70
	Xinjiang Tianshan Cement Co. Ltd. Class A	75,500	70
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,700	68
	Maanshan Iron & Steel Co. Ltd. Class H	432,000	65
	Sansteel Minguang Co. Ltd. Fujian Class A	119,600	62
	Bluestar Adisseo Co. Class A	57,900	60
	Tianshan Aluminum Group Co. Ltd. Class A	78,600	57
	Weifu High-Technology Group Co. Ltd. Class B	46,400	55
	Zhuzhou Kibing Group Co. Ltd. Class A	60,300	49
	Sichuan Yahua Industrial Group Co. Ltd. Class A	30,100	41
	Bank of Qingdao Co. Ltd. Class A	84,450	37
	Chongqing Water Group Co. Ltd. Class A	39,200	32
	North Huajin Chemical Industries Co. Ltd. Class A	33,200	23
	Shanghai AJ Group Co. Ltd. Class A	35,400	23
	Zhejiang Runtu Co. Ltd. Class A	27,500	22
	Shenzhen Jinjia Group Co. Ltd. Class A	29,400	19
	Zhejiang Semir Garment Co. Ltd. Class A	24,400	18
	Zoomlion Heavy Industry Science and Technology Co. Ltd. Class A	15,400	15

		Shares	Market Value ($000)
	Metallurgical Corp. of China Ltd. Class A	15,100	7
			335,395
Colombia (0.1%)
	Bancolombia SA ADR	70,485	2,217
[2]	Ecopetrol SA ADR	142,638	1,716
	Bancolombia SA	178,952	1,506
	Interconexion Electrica SA ESP	275,906	1,195
	Ecopetrol SA	137,413	82
			6,716
Czech Republic (0.1%)
	CEZ A/S	99,768	3,780
	Komercni banka A/S	49,330	1,618
[1]	Moneta Money Bank A/S	230,350	991
			6,389
Denmark (0.1%)
	Tryg A/S	222,347	4,752
Egypt (0.0%)
	Telecom Egypt Co.	171,834	203
Finland (1.2%)
	Nordea Bank Abp (XHEL)	2,177,158	26,828
	UPM-Kymmene OYJ	338,947	12,328
	Sampo OYJ Class A	284,004	11,887
	Kone OYJ Class B	207,198	10,257
	Stora Enso OYJ Class R	366,709	4,666
	Wartsila OYJ Abp	307,897	4,542
	Elisa OYJ	91,685	4,177
	Metso OYJ	406,869	4,067
	Fortum OYJ	276,679	3,782
	Kesko OYJ Class B	169,820	3,317
	Orion OYJ Class B	66,160	3,046
	Valmet OYJ	104,314	2,952
*	Mandatum OYJ	299,889	1,354
			93,203
France (6.3%)
	TotalEnergies SE	1,401,387	90,916
	Sanofi SA	694,552	69,556
	BNP Paribas SA	665,011	44,678
	Vinci SA	316,407	39,969
	AXA SA	1,141,350	38,310
	Danone SA	398,116	26,524
	Cie de Saint-Gobain SA	296,237	20,946
	Cie Generale des Etablissements Michelin SCA	448,237	14,883
	Publicis Groupe SA	146,520	14,680
	Orange SA	1,230,897	14,638
	Veolia Environnement SA	406,101	13,232
	Societe Generale SA	475,789	12,230
	Credit Agricole SA	716,899	10,270
	Engie SA (XPAR)	396,247	6,329
	Carrefour SA	342,050	5,840
	Engie SA Loyalty Shares	333,216	5,322
	Eiffage SA	49,633	5,193
	Bouygues SA	135,957	4,981
	Vivendi SE	396,594	4,469
	Rexel SA	153,743	4,095
	Engie SA PF 2025	249,131	3,979
	Sodexo Inc. (Prime Fidelite 2026)	26,287	2,965

		Shares	Market Value ($000)
	SCOR SE	96,994	2,894
[1]	La Francaise des Jeux SAEM	64,887	2,630
[1]	Amundi SA	35,695	2,414
*	Engie SA	141,167	2,255
	Sodexo SA (XPAR)	18,821	2,123
	Valeo SE	133,208	1,739
	Wendel SE	17,884	1,621
	Sodexo Prime De Fidelite 2027	10,878	1,227
[1]	ALD SA	121,657	811
			471,719
Germany (6.2%)
	Siemens AG (Registered)	475,590	85,142
	Allianz SE (Registered)	253,642	67,767
	Deutsche Telekom AG (Registered)	2,160,400	53,033
	Mercedes-Benz Group AG	548,390	37,023
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	86,702	36,911
	Deutsche Post AG	600,897	28,779
	BASF SE	567,481	27,128
	Bayerische Motoren Werke AG (XETR)	197,330	20,533
	Bayer AG (Registered)	627,858	19,537
	E.ON SE	1,412,720	19,113
	Deutsche Bank AG (Registered)	1,265,103	16,342
	Vonovia SE	442,913	13,798
	Hannover Rueck SE	38,341	9,191
	Heidelberg Materials AG	88,837	8,204
*	LEG Immobilien SE (XETR)	46,755	3,880
	Volkswagen AG	19,169	2,706
	Talanx AG	34,138	2,395
	Evonik Industries AG	128,084	2,356
	HOCHTIEF AG	13,723	1,472
[1]	DWS Group GmbH & Co. KGaA	26,106	1,068
	Wacker Chemie AG	9,349	1,014
	Traton SE	34,000	830
	Fielmann Group AG	14,897	775
[2]	Telefonica Deutschland Holding AG	156,909	398
			459,395
Greece (0.1%)
	Mytilineos SA	64,694	2,656
	OPAP SA	121,159	2,095
	JUMBO SA	70,421	1,982
	Hellenic Telecommunications Organization SA	108,558	1,507
	Motor Oil Hellas Corinth Refineries SA	36,468	999
	Helleniq Energy Holdings SA	58,551	470
	Autohellas Tourist and Trading SA	12,031	174
			9,883
Hong Kong (1.4%)
	CK Hutchison Holdings Ltd.	1,693,500	8,747
	Sun Hung Kai Properties Ltd.	906,500	8,461
	CLP Holdings Ltd.	1,047,500	8,331
	CK Asset Holdings Ltd.	1,232,084	5,560
	BOC Hong Kong Holdings Ltd.	2,313,500	5,545
	Power Assets Holdings Ltd.	867,599	5,080
	Lenovo Group Ltd.	4,826,000	5,053
	Jardine Matheson Holdings Ltd.	124,504	4,999
	Hong Kong & China Gas Co. Ltd.	6,890,400	4,903
	Hang Seng Bank Ltd.	460,300	4,792
	MTR Corp. Ltd.	909,000	2,957

		Shares	Market Value ($000)
[1]	WH Group Ltd.	4,902,099	2,892
	Wharf Real Estate Investment Co. Ltd.	982,000	2,877
	Swire Pacific Ltd. Class A	358,788	2,776
	CK Infrastructure Holdings Ltd.	382,472	2,271
	Sino Land Co. Ltd.	2,136,000	2,231
	Hongkong Land Holdings Ltd.	713,500	2,227
	Henderson Land Development Co. Ltd.	829,587	2,162
	ASMPT Ltd.	199,400	1,924
	PCCW Ltd.	3,031,793	1,568
	Chow Tai Fook Jewellery Group Ltd.	1,090,400	1,477
	Hang Lung Properties Ltd.	1,160,576	1,347
	Swire Properties Ltd.	660,298	1,234
	Orient Overseas International Ltd.	82,500	1,232
	SITC International Holdings Co. Ltd.	798,000	1,211
[2]	New World Development Co. Ltd.	906,750	1,111
	Xinyi Glass Holdings Ltd.	1,309,000	1,085
[1]	BOC Aviation Ltd.	131,600	987
	Bank of East Asia Ltd.	585,980	666
	Hysan Development Co. Ltd.	380,000	656
	Kerry Properties Ltd.	409,000	650
	Man Wah Holdings Ltd.	992,800	619
	VTech Holdings Ltd.	106,700	618
	First Pacific Co. Ltd.	1,436,000	545
	NWS Holdings Ltd.	521,000	453
	Yue Yuen Industrial Holdings Ltd.	442,000	417
	DFI Retail Group Holdings Ltd.	176,100	351
	Johnson Electric Holdings Ltd.	220,000	289
	Dah Sing Financial Holdings Ltd.	131,200	264
	Cafe de Coral Holdings Ltd.	185,170	186
	Swire Pacific Ltd. Class B	112,500	133
	Dah Sing Banking Group Ltd.	205,600	124
	Guotai Junan International Holdings Ltd.	1,519,000	96
	Hutchison Telecommunications Hong Kong Holdings Ltd.	656,000	87
			101,194
Hungary (0.1%)
	Richter Gedeon Nyrt	93,506	2,523
	MOL Hungarian Oil & Gas plc	273,161	2,236
	Magyar Telekom Telecommunications plc	235,687	511
			5,270
Iceland (0.0%)
[1]	Arion Banki HF	860,920	963
	Islandsbanki HF	714,702	605
			1,568
India (1.6%)
	HCL Technologies Ltd.	675,059	12,803
	NTPC Ltd.	3,027,810	11,592
	ITC Ltd.	1,904,504	10,124
	Power Grid Corp. of India Ltd.	2,673,606	8,351
	Oil & Natural Gas Corp. Ltd.	2,508,689	7,621
	Coal India Ltd.	1,441,237	7,057
	Tech Mahindra Ltd.	388,959	6,231
	Power Finance Corp. Ltd.	934,568	4,990
	REC Ltd.	804,361	4,832
	Hero MotoCorp Ltd.	82,660	4,602
	Indian Oil Corp. Ltd.	2,577,397	4,564
	Bajaj Auto Ltd.	43,894	4,058
	Bharat Petroleum Corp. Ltd.	652,366	3,954

		Shares	Market Value ($000)
	Gail India Ltd.	1,706,935	3,552
	Vedanta Ltd.	840,723	2,776
*	Hindustan Petroleum Corp. Ltd.	382,700	2,136
	NHPC Ltd.	1,901,109	2,084
	NMDC Ltd.	750,377	1,987
	Petronet LNG Ltd.	499,284	1,619
*	Indus Towers Ltd.	517,727	1,383
	Steel Authority of India Ltd.	917,312	1,353
	Canara Bank	229,325	1,331
	Oracle Financial Services Software Ltd.	14,189	1,114
	Oil India Ltd.	210,547	1,081
	Piramal Enterprises Ltd.	75,004	827
	Bank of India	477,495	800
	Indian Bank	129,743	780
	Castrol India Ltd.	291,664	691
[1]	Nippon Life India Asset Management Ltd.	88,866	560
	Hindustan Zinc Ltd.	137,438	525
	Sun TV Network Ltd.	51,739	410
[1]	General Insurance Corp. of India	57,497	261
			116,049
Indonesia (0.7%)
	Bank Rakyat Indonesia Persero Tbk PT	44,848,459	16,156
	Bank Mandiri Persero Tbk PT	28,210,700	11,877
	Telkom Indonesia Persero Tbk PT	29,745,200	7,461
	Astra International Tbk PT	12,804,500	4,149
	Bank Negara Indonesia Persero Tbk PT	9,461,400	3,442
	United Tractors Tbk PT	914,004	1,328
	Adaro Energy Indonesia Tbk PT	7,782,000	1,180
	Indofood Sukses Makmur Tbk PT	2,788,800	1,127
	Indofood CBP Sukses Makmur Tbk PT	1,502,000	1,119
	Unilever Indonesia Tbk PT	3,577,500	702
	Sarana Menara Nusantara Tbk PT	11,353,600	639
	Indocement Tunggal Prakarsa Tbk PT	862,500	492
	Perusahaan Gas Negara Persero Tbk PT	6,586,900	486
	Bukit Asam Tbk PT	2,410,700	399
	Gudang Garam Tbk PT	302,300	377
	Hanjaya Mandala Sampoerna Tbk PT	5,639,700	313
	Astra Agro Lestari Tbk PT	298,700	131
	Bank Danamon Indonesia Tbk PT	714,300	128
	Surya Citra Media Tbk PT	8,133,700	79
			51,585
Ireland (0.1%)
	Bank of Ireland Group plc	676,942	6,225
	AIB Group plc	882,784	3,878
			10,103
Israel (0.4%)
	Bank Leumi Le-Israel BM	972,152	7,384
	Bank Hapoalim BM	848,012	7,215
	Israel Discount Bank Ltd. Class A	791,761	3,841
	Mizrahi Tefahot Bank Ltd.	87,346	3,251
	ICL Group Ltd.	451,438	2,053
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,274,659	1,686
	Phoenix Holdings Ltd.	101,008	1,027
			26,457
Italy (2.8%)
	Enel SpA	4,959,138	33,838
	UniCredit SpA	1,105,974	32,396

		Shares	Market Value ($000)
	Intesa Sanpaolo SpA	9,897,626	30,497
	Stellantis NV	1,356,848	29,887
	Eni SpA	1,362,698	21,723
	Assicurazioni Generali SpA	792,159	17,671
	Terna - Rete Elettrica Nazionale	901,279	7,600
	Snam SpA	1,461,317	7,137
	FinecoBank Banca Fineco SpA	391,183	5,640
	Mediobanca Banca di Credito Finanziario SpA	411,461	5,449
	Banco BPM SpA	877,714	4,736
[1]	Poste Italiane SpA	289,830	3,143
[1]	Infrastrutture Wireless Italiane SpA	224,522	2,715
	A2A SpA	960,943	1,905
	Italgas SpA	306,178	1,746
	Hera SpA	488,549	1,721
[1]	Pirelli & C SpA	304,373	1,650
	Banca Mediolanum SpA	156,679	1,603
	UnipolSai Assicurazioni SpA	281,276	744
			211,801
Japan (15.0%)
	Toyota Motor Corp.	7,624,661	152,248
	Mitsubishi UFJ Financial Group Inc.	7,404,000	69,350
	Sumitomo Mitsui Financial Group Inc.	812,954	42,284
	ITOCHU Corp.	844,184	38,313
	Mitsui & Co. Ltd.	944,512	38,307
	Mitsubishi Corp.	2,165,736	37,326
	Honda Motor Co. Ltd.	3,107,400	34,735
	KDDI Corp.	988,424	32,751
	Tokio Marine Holdings Inc.	1,180,802	31,135
	Mizuho Financial Group Inc.	1,615,963	29,348
	Takeda Pharmaceutical Co. Ltd.	969,300	28,488
	Softbank Corp.	1,757,282	23,347
	Nippon Telegraph & Telephone Corp.	18,154,600	22,798
	Japan Tobacco Inc.	755,100	19,902
	Marubeni Corp.	974,700	16,625
	Komatsu Ltd.	582,920	16,584
	Canon Inc.	596,500	16,432
	Sumitomo Corp.	699,538	16,088
	Bridgestone Corp.	356,430	15,445
	ORIX Corp.	739,300	14,275
	Dai-ichi Life Holdings Inc.	599,000	13,138
	Daiwa House Industry Co. Ltd.	412,200	12,746
	Nippon Steel Corp.	522,900	12,583
	Japan Post Holdings Co. Ltd.	1,264,341	12,103
	MS&AD Insurance Group Holdings Inc.	288,500	11,914
	Nippon Yusen KK	297,700	10,259
	Nomura Holdings Inc.	1,904,314	10,257
	Sompo Holdings Inc.	194,500	10,085
	Japan Post Bank Co. Ltd.	919,411	9,562
	Toyota Tsusho Corp.	142,330	9,327
	Sumitomo Mitsui Trust Holdings Inc.	454,478	9,314
	Inpex Corp.	585,800	7,962
	Sekisui House Ltd.	348,702	7,872
	Subaru Corp.	384,509	7,671
	Mitsui OSK Lines Ltd.	213,210	7,659
	Resona Holdings Inc.	1,348,896	7,446
	ENEOS Holdings Inc.	1,797,851	7,261
	Kirin Holdings Co. Ltd.	474,600	6,822
	Kawasaki Kisen Kaisha Ltd.	132,900	6,475

		Shares	Market Value ($000)
	Daiwa Securities Group Inc.	901,414	6,460
	Sumitomo Electric Industries Ltd.	481,300	6,397
	Kansai Electric Power Co. Inc.	461,800	6,300
	Asahi Kasei Corp.	788,400	5,979
	JFE Holdings Inc.	374,200	5,908
	Chubu Electric Power Co. Inc.	443,100	5,748
	Yamaha Motor Co. Ltd.	570,151	5,389
	T&D Holdings Inc.	312,700	5,178
	Mitsubishi Chemical Group Corp.	814,800	4,913
	Kajima Corp.	272,600	4,865
	Daito Trust Construction Co. Ltd.	41,300	4,698
	Isuzu Motors Ltd.	332,100	4,531
	Mazda Motor Corp.	367,900	4,460
	AGC Inc.	112,400	4,227
	Aisin Corp.	110,000	4,107
	Taisei Corp.	110,600	4,032
	Obayashi Corp.	426,600	3,949
	Idemitsu Kosan Co. Ltd.	708,674	3,935
	SBI Holdings Inc.	157,400	3,867
	Mitsubishi HC Capital Inc. (XTKS)	515,620	3,656
	Niterra Co. Ltd.	124,900	3,363
	Concordia Financial Group Ltd.	702,500	3,348
	Sojitz Corp.	141,500	3,340
	SUMCO Corp.	214,700	3,255
	Mitsui Chemicals Inc.	107,900	3,176
	Hulic Co. Ltd.	263,286	2,907
	Kobe Steel Ltd.	207,800	2,869
	Ricoh Co. Ltd.	363,700	2,859
	Chiba Bank Ltd.	383,300	2,840
	Sumitomo Forestry Co. Ltd.	90,800	2,669
	Brother Industries Ltd.	151,000	2,530
	Fukuoka Financial Group Inc.	100,800	2,477
	Seiko Epson Corp.	165,700	2,419
	Sumitomo Chemical Co. Ltd.	984,400	2,318
	Japan Post Insurance Co. Ltd.	123,400	2,310
	Tosoh Corp.	175,000	2,257
	Kuraray Co. Ltd.	214,000	2,245
	Shimizu Corp.	334,500	2,239
*	Kyushu Electric Power Co. Inc.	298,400	2,235
	Lixil Corp.	164,900	2,204
	Amada Co. Ltd.	197,400	2,130
	Cosmo Energy Holdings Co. Ltd.	50,940	2,116
	Haseko Corp.	157,386	2,047
	NGK Insulators Ltd.	162,200	2,026
	Kyushu Railway Co.	92,000	2,022
	Yokohama Rubber Co. Ltd.	83,800	1,983
	Nikon Corp.	191,600	1,955
	Sanwa Holdings Corp.	127,200	1,944
	Tokyo Tatemono Co. Ltd.	124,600	1,920
	Credit Saison Co. Ltd.	102,500	1,903
	Marui Group Co. Ltd.	114,100	1,887
	Nomura Real Estate Holdings Inc.	68,800	1,883
	Mebuki Financial Group Inc.	626,500	1,875
	Sumitomo Heavy Industries Ltd.	71,200	1,847
	Mitsubishi Gas Chemical Co. Inc.	111,400	1,819
	Electric Power Development Co. Ltd.	107,600	1,807
	Tokyo Century Corp.	158,991	1,767
[2]	Aozora Bank Ltd.	73,600	1,618

		Shares	Market Value ($000)
	Taiheiyo Cement Corp.	75,200	1,548
	Hachijuni Bank Ltd.	283,300	1,544
	Air Water Inc.	116,600	1,540
	Daicel Corp.	153,600	1,505
	COMSYS Holdings Corp.	68,000	1,489
	NSK Ltd.	272,000	1,483
	INFRONEER Holdings Inc.	140,200	1,466
	EXEO Group Inc.	63,400	1,416
	Toyo Seikan Group Holdings Ltd.	88,200	1,401
	DMG Mori Co. Ltd.	67,900	1,360
	Sumitomo Rubber Industries Ltd.	117,100	1,357
	Iida Group Holdings Co. Ltd.	88,800	1,341
	Kamigumi Co. Ltd.	57,100	1,314
	JTEKT Corp.	142,400	1,303
	Yamaguchi Financial Group Inc.	132,900	1,263
	Coca-Cola Bottlers Japan Holdings Inc.	89,800	1,219
	Hirogin Holdings Inc.	181,100	1,215
	Yamato Kogyo Co. Ltd.	20,600	1,140
	Daido Steel Co. Ltd.	108,220	1,128
	Yamada Holdings Co. Ltd.	363,400	1,110
	Nippon Electric Glass Co. Ltd.	49,900	1,109
	Casio Computer Co. Ltd.	127,800	1,102
	Fuyo General Lease Co. Ltd.	11,900	1,064
	Mitsui Mining & Smelting Co. Ltd.	34,300	1,060
	Toyo Tire Corp.	64,000	1,060
	UBE Corp.	63,700	1,059
	DIC Corp.	54,000	1,019
	Kaneka Corp.	40,900	995
	NOK Corp.	72,400	959
	Toda Corp.	151,600	956
	Denka Co. Ltd.	54,400	949
	Toyoda Gosei Co. Ltd.	49,100	948
	Penta-Ocean Construction Co. Ltd.	174,200	933
	Nippon Kayaku Co. Ltd.	103,800	927
	Kyudenko Corp.	24,200	920
	Canon Marketing Japan Inc.	29,400	894
	Amano Corp.	38,000	876
	Seven Bank Ltd.	414,200	867
	Kokuyo Co. Ltd.	52,400	844
	K's Holdings Corp.	90,000	818
	Pigeon Corp.	73,100	799
*	Konica Minolta Inc.	289,500	794
	Aica Kogyo Co. Ltd.	33,700	781
	NHK Spring Co. Ltd.	94,300	778
	TS Tech Co. Ltd.	60,700	769
	AEON Financial Service Co. Ltd.	78,800	718
	Nippon Shokubai Co. Ltd.	18,500	696
	Kandenko Co. Ltd.	66,000	679
	Shikoku Electric Power Co. Inc.	94,200	666
	Toyota Boshoku Corp.	37,200	613
	Nipro Corp.	74,500	600
	Heiwa Corp.	35,700	530
	Itoham Yonekyu Holdings Inc.	15,160	425
	Fuji Media Holdings Inc.	32,000	379
	Matsui Securities Co. Ltd.	58,500	329
	Noevir Holdings Co. Ltd.	8,100	288
			1,119,590

		Shares	Market Value ($000)
Kuwait (0.3%)
	National Bank of Kuwait SAKP	4,796,375	15,272
	Mobile Telecommunications Co. KSCP	1,401,154	2,395
*	Agility Public Warehousing Co. KSC	1,026,270	1,931
	Gulf Bank KSCP	1,211,465	1,140
	Humansoft Holding Co. KSC	63,054	705
	Burgan Bank SAK	564,532	352
			21,795
Malaysia (0.8%)
	Malayan Banking Bhd.	4,750,197	9,291
	Public Bank Bhd.	9,160,500	8,492
	CIMB Group Holdings Bhd.	5,043,800	6,643
	Tenaga Nasional Bhd.	2,339,133	5,300
	Petronas Chemicals Group Bhd.	1,784,200	2,550
	CELCOMDIGI Bhd.	2,477,600	2,220
	Petronas Gas Bhd.	481,332	1,804
	MISC Bhd.	1,082,044	1,680
	Hong Leong Bank Bhd.	408,100	1,656
	Axiata Group Bhd.	2,823,900	1,627
	Kuala Lumpur Kepong Bhd.	343,900	1,613
	Gamuda Bhd.	1,509,900	1,611
	RHB Bank Bhd.	1,315,000	1,556
	YTL Corp. Bhd.	3,079,423	1,518
	Maxis Bhd.	1,856,400	1,490
	Genting Bhd.	1,332,400	1,327
	AMMB Holdings Bhd.	1,383,400	1,239
	Sime Darby Bhd.	2,411,900	1,238
	IJM Corp. Bhd.	2,151,100	1,016
	Genting Malaysia Bhd.	1,767,300	1,007
	Telekom Malaysia Bhd.	752,000	940
	Petronas Dagangan Bhd.	160,100	722
	Alliance Bank Malaysia Bhd.	686,100	497
	FGV Holdings Bhd.	301,300	91
	Astro Malaysia Holdings Bhd.	704,000	53
			57,181
Mexico (1.1%)
	Grupo Financiero Banorte SAB de CV Class O	1,843,200	18,747
	Wal-Mart de Mexico SAB de CV	3,296,735	13,621
	America Movil SAB de CV Series B	14,684,400	13,267
	Grupo Mexico SAB de CV Series B	2,006,100	10,351
	Grupo Aeroportuario del Pacifico SAB de CV Class B	245,560	3,823
	Grupo Aeroportuario del Sureste SAB de CV Class B	129,785	3,783
	Coca-Cola Femsa SAB de CV	337,025	3,209
	Arca Continental SAB de CV	282,000	3,204
	Alfa SAB de CV Class A	2,319,500	1,825
[1]	Banco del Bajio SA	443,700	1,688
	Grupo Aeroportuario del Centro Norte SAB de CV	173,500	1,588
	Regional SAB de CV	150,800	1,400
	Promotora y Operadora de Infraestructura SAB de CV	137,525	1,353
	Kimberly-Clark de Mexico SAB de CV Class A	561,200	1,279
	Orbia Advance Corp. SAB de CV	634,400	1,265
	Qualitas Controladora SAB de CV	106,400	1,176
	Megacable Holdings SAB de CV	179,900	463
	Alpek SAB de CV	202,900	137
			82,179
Netherlands (1.4%)
	ING Groep NV	2,303,302	32,726

		Shares	Market Value ($000)
	Koninklijke Ahold Delhaize NV	620,291	17,445
	Koninklijke Philips NV	496,981	10,514
	NN Group NV	178,539	7,318
	BE Semiconductor Industries NV	48,670	7,314
	Koninklijke KPN NV	2,104,527	7,159
	Aegon Ltd.	1,083,344	6,391
	ASR Nederland NV	92,462	4,357
	Randstad NV	70,322	3,999
[1]	ABN AMRO Bank NV	246,813	3,632
[1]	Signify NV	81,215	2,435
	Koninklijke Vopak NV	41,248	1,289
[1]	CTP NV	65,473	1,117
			105,696
New Zealand (0.2%)
	Spark New Zealand Ltd.	1,167,837	3,789
	Meridian Energy Ltd.	780,616	2,645
	Contact Energy Ltd.	504,274	2,485
	Mercury NZ Ltd.	434,909	1,794
	Fletcher Building Ltd.	484,206	1,335
			12,048
Norway (0.8%)
	Equinor ASA	565,062	16,170
	DNB Bank ASA	646,769	12,573
	Aker BP ASA	198,886	5,279
	Mowi ASA	281,802	5,073
	Norsk Hydro ASA	847,562	4,967
	Telenor ASA	396,596	4,394
	Orkla ASA	487,725	3,820
	Yara International ASA	102,770	3,397
	Salmar ASA	39,554	2,196
	Gjensidige Forsikring ASA	111,340	1,791
	Var Energi ASA	355,044	1,030
	Aker ASA Class A	14,784	878
			61,568
Pakistan (0.0%)
	Oil & Gas Development Co. Ltd.	479,357	232
Philippines (0.1%)
	International Container Terminal Services Inc.	700,980	3,031
	PLDT Inc.	57,600	1,303
	Manila Electric Co.	163,550	1,052
	Globe Telecom Inc.	19,551	604
	DMCI Holdings Inc.	2,974,300	568
	Semirara Mining & Power Corp.	769,220	423
	LT Group Inc.	1,703,200	287
			7,268
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	544,249	6,905
	ORLEN SA	366,887	5,721
	Powszechny Zaklad Ubezpieczen SA	361,100	4,348
	Bank Polska Kasa Opieki SA	99,296	3,819
	LPP SA	708	2,752
	Santander Bank Polska SA	21,055	2,550
			26,095
Portugal (0.2%)
	EDP - Energias de Portugal SA	1,933,114	8,622

		Shares	Market Value ($000)
	Galp Energia SGPS SA	319,894	5,036
			13,658
Qatar (0.5%)
	Qatar National Bank QPSC	2,850,415	12,124
	Qatar Islamic Bank SAQ	1,161,162	6,210
	Industries Qatar QSC	1,001,301	3,293
	Commercial Bank PSQC	2,122,025	3,057
	Masraf Al Rayan QSC	3,943,414	2,543
	Qatar International Islamic Bank QSC	754,862	2,160
	Qatar Navigation QSC	651,830	1,849
	Qatar Fuel QSC	390,264	1,681
	Qatar Gas Transport Co. Ltd.	1,738,562	1,656
	Ooredoo QPSC	511,190	1,501
	Qatar Electricity & Water Co. QSC	292,058	1,389
	Mesaieed Petrochemical Holding Co.	2,867,187	1,322
	Barwa Real Estate Co.	1,319,693	1,043
	Qatar Aluminum Manufacturing Co.	1,594,031	560
	Vodafone Qatar QSC	1,058,784	552
			40,940
Romania (0.1%)
	Banca Transilvania SA	444,411	2,402
	OMV Petrom SA	10,983,205	1,383
	Societatea Nationala Nuclearelectrica SA	32,587	348
			4,133
Russia (0.0%)
*,3	Inter Rao Ues PJSC	11,522,470	—
*,3	MMC Norilsk Nickel PJSC ADR	53,701	—
*,3	Sberbank of Russia PJSC	3,446,575	—
*,3	Mobile TeleSystems PJSC ADR	132,889	—
*,3	Moscow Exchange MICEX-RTS PJSC	482,108	—
*,3	Rosneft Oil Co. PJSC (Registered) GDR	190,781	—
*,3	MMC Norilsk Nickel PJSC	11,458	—
*,3	LUKOIL PJSC ADR	51,350	—
*,3	Gazprom PJSC ADR	748,819	—
*,3	Severstal PAO GDR (Registered)	34,635	—
*,3	Tatneft PJSC ADR	44,997	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
*,3	Alrosa PJSC	840,362	—
*,3	PhosAgro PJSC (MISX)	7,446	—
*,3	United Co. Rusal International	796,030	—
*,3	Unipro PJSC	4,903,000	—
*,3	Polyus PJSC	9,549	—
*,3	RusHydro PJSC	41,940,310	—
*,3	Rostelecom PJSC	343,830	—
*,3	Tatneft PJSC	243,415	—
*,3	Novolipetsk Steel PJSC	373,254	—
*,3	Mobile TeleSystems PJSC	18,732	—
*,3	Magnit PJSC	20,521	—
*,3	Novatek PJSC	356,672	—
*,3	Gazprom PJSC	2,023,010	—
*,3	Mosenergo PJSC	1,739,000	—
*,3	Federal Grid Co. - Rosseti PJSC	83,950,000	—
*,3	Lukoil PJSC	76,646	—
*,3	Rosneft Oil Co. PJSC	211,479	—
*,3	Magnitogorsk Iron & Steel Works PJSC	732,540	—
*,3	Sistema PJSFC	903,430	—
*,3	Severstal PAO PJSC	28,686	—

		Shares	Market Value ($000)
*,3	PhosAgro PJSC	91	—
*,3	PhosAgro PJSC GDR (Registered)	14,173	—
			—
Saudi Arabia (1.4%)
	Saudi National Bank	1,864,223	20,133
[1]	Saudi Arabian Oil Co.	1,979,486	16,125
	Saudi Telecom Co.	1,147,925	12,491
	Saudi Basic Industries Corp.	579,631	12,016
	Riyad Bank	939,029	7,087
	Alinma Bank	624,662	6,880
	Saudi Awwal Bank	605,543	5,785
	SABIC Agri-Nutrients Co.	150,847	5,143
	Banque Saudi Fransi	372,186	3,958
	Arab National Bank	420,259	2,795
	Sahara International Petrochemical Co.	223,788	1,874
	Yanbu National Petrochemical Co.	174,389	1,784
	Jarir Marketing Co.	363,631	1,476
*	Bank Al-Jazira	271,617	1,459
	Saudi Investment Bank	314,450	1,306
	Saudi Industrial Investment Group	227,769	1,231
	Abdullah Al Othaim Markets Co.	270,061	988
	Saudia Dairy & Foodstuff Co.	9,466	908
	Advanced Petrochemical Co.	78,323	794
	Saudi Cement Co.	47,066	605
	United Electronics Co.	24,008	570
	Arabian Centres Co. Ltd.	97,083	525
	Southern Province Cement Co.	42,597	439
	Qassim Cement Co.	26,747	421
	Yanbu Cement Co.	49,803	405
			107,198
Singapore (1.4%)
	DBS Group Holdings Ltd.	1,156,678	27,396
	Oversea-Chinese Banking Corp. Ltd.	2,230,500	21,336
	United Overseas Bank Ltd.	776,945	16,377
	Singapore Telecommunications Ltd.	4,768,188	8,509
	Keppel Corp. Ltd.	893,912	4,750
	Singapore Exchange Ltd.	522,632	3,649
	Capitaland Investment Ltd.	1,651,300	3,625
	Wilmar International Ltd.	1,355,300	3,319
	Genting Singapore Ltd.	3,618,300	2,717
	Singapore Technologies Engineering Ltd.	962,100	2,666
	Venture Corp. Ltd.	168,200	1,676
	ComfortDelGro Corp. Ltd.	1,332,300	1,386
	Jardine Cycle & Carriage Ltd.	63,000	1,216
	NetLink NBN Trust	1,872,100	1,178
	Hutchison Port Holdings Trust	3,349,100	501
	Olam Group Ltd.	728,300	484
	StarHub Ltd.	408,700	322
	Singapore Telecommunications Ltd. (XSES)	8,800	16
			101,123
South Africa (1.0%)
	FirstRand Ltd.	3,214,081	11,640
	Standard Bank Group Ltd.	851,018	9,060
	Gold Fields Ltd.	559,861	8,261
	Absa Group Ltd.	521,291	4,552
	Shoprite Holdings Ltd.	304,055	4,406
	Sanlam Ltd.	1,096,335	4,184

		Shares	Market Value ($000)
	Nedbank Group Ltd.	290,064	3,368
	Sasol Ltd.	367,697	3,194
	Bidvest Group Ltd.	217,046	2,854
	NEPI Rockcastle NV	321,076	2,160
	Woolworths Holdings Ltd.	577,658	2,143
	Sibanye Stillwater Ltd.	1,758,038	2,119
	Impala Platinum Holdings Ltd.	506,762	1,967
	Vodacom Group Ltd.	376,566	1,875
	Old Mutual Ltd.	2,741,632	1,824
	Anglo American Platinum Ltd.	36,378	1,540
	Exxaro Resources Ltd.	153,939	1,534
	Mr Price Group Ltd.	161,389	1,476
	Foschini Group Ltd.	206,384	1,250
	Outsurance Group Ltd.	514,063	1,149
	Investec Ltd.	172,041	1,135
	Tiger Brands Ltd.	98,732	1,109
	Kumba Iron Ore Ltd.	35,133	1,033
	Life Healthcare Group Holdings Ltd.	867,970	858
*	Multichoice Group	180,647	722
	African Rainbow Minerals Ltd.	65,093	643
	Santam Ltd.	22,831	353
			76,409
South Korea (1.6%)
	POSCO Holdings Inc.	47,787	15,162
	Hyundai Motor Co.	83,956	12,211
	Kia Corp.	155,197	11,921
	KB Financial Group Inc.	242,028	10,271
	Shinhan Financial Group Co. Ltd.	312,502	9,575
	Hana Financial Group Inc.	176,103	6,297
	Woori Financial Group Inc.	415,154	4,305
	KT&G Corp.	62,996	4,278
	Samsung Fire & Marine Insurance Co. Ltd.	20,115	3,980
	LG Corp.	56,465	3,467
	SK Inc.	23,631	3,239
	HMM Co. Ltd.	188,825	2,714
	Samsung Life Insurance Co. Ltd.	46,302	2,406
	Korea Zinc Co. Ltd.	6,748	2,391
	DB Insurance Co. Ltd.	28,882	1,905
	Industrial Bank of Korea	184,352	1,730
	HD Hyundai Co. Ltd.	26,828	1,430
	S-Oil Corp.	26,123	1,328
	LG Display Co. Ltd.	148,473	1,290
	Samsung Securities Co. Ltd.	42,297	1,189
	Doosan Bobcat Inc.	30,160	1,149
	Korea Investment Holdings Co. Ltd.	24,236	1,113
	Posco International Corp.	27,811	1,092
	LG Uplus Corp.	136,486	1,045
	Fila Holdings Corp.	32,601	993
	BNK Financial Group Inc.	175,143	985
	Mirae Asset Securities Co. Ltd.	163,685	962
	Kumho Petrochemical Co. Ltd.	10,233	954
	GS Holdings Corp.	27,243	945
	Hyundai Marine & Fire Insurance Co. Ltd.	36,007	915
	DGB Financial Group Inc.	98,533	665
	Samsung Card Co. Ltd.	25,916	640
	NH Investment & Securities Co. Ltd.	80,022	635
	Cheil Worldwide Inc.	42,886	590
	DL E&C Co. Ltd.	18,163	565

		Shares	Market Value ($000)
	S-1 Corp.	12,234	523
	Hanon Systems	96,050	448
	Lotte Corp.	19,731	429
	Lotte Shopping Co. Ltd.	6,705	412
	GS Engineering & Construction Corp.	36,399	410
	GS Retail Co. Ltd.	23,008	384
	LOTTE Fine Chemical Co. Ltd.	9,541	355
	SK Chemicals Co. Ltd.	7,140	344
	KEPCO Plant Service & Engineering Co. Ltd.	12,771	324
	DL Holdings Co. Ltd.	7,527	317
*	Korea Gas Corp.	14,613	289
	SSANGYONG C&E Co. Ltd.	63,265	286
	SD Biosensor Inc.	27,271	212
			119,070
Spain (2.8%)
	Iberdrola SA (XMAD)	3,797,828	45,730
	Banco Santander SA	10,231,281	41,120
	Banco Bilbao Vizcaya Argentaria SA	3,811,216	35,671
	Industria de Diseno Textil SA	672,550	28,757
	Telefonica SA	3,203,900	13,036
	Repsol SA	822,828	12,152
	CaixaBank SA	2,422,143	10,328
	ACS Actividades de Construccion y Servicios SA	151,291	5,970
	Redeia Corp. SA	275,561	4,585
	Endesa SA	199,583	3,954
	Bankinter SA	435,683	2,690
	Enagas SA	157,110	2,558
	Naturgy Energy Group SA	87,022	2,343
	Mapfre SA	624,122	1,374
*	Iberdrola SA	65,013	785
			211,053
Sweden (1.4%)
	Volvo AB Class B	964,039	23,104
	Skandinaviska Enskilda Banken AB Class A	1,035,402	14,705
	Swedbank AB Class A	643,727	13,118
	Telefonaktiebolaget LM Ericsson Class B	1,803,456	9,997
	Svenska Handelsbanken AB Class A	921,915	9,939
	H & M Hennes & Mauritz AB Class B	382,764	5,400
	SKF AB Class B	246,414	4,856
	Boliden AB	173,548	4,606
	Telia Co. AB	1,578,847	4,072
	SSAB AB Class B	518,588	3,961
	Skanska AB Class B	227,503	3,945
	Securitas AB Class B	314,070	3,051
	Tele2 AB Class B	354,677	3,024
*	Electrolux AB Class B	138,145	1,292
[2]	Svenska Handelsbanken AB Class B	46,247	618
	Telefonaktiebolaget LM Ericsson Class A	77,251	426
	SSAB AB Class A	52,451	408
	Skandinaviska Enskilda Banken AB Class C	20,658	301
			106,823
Switzerland (6.0%)
	Novartis AG (Registered)	1,321,561	136,668
	Roche Holding AG	433,679	123,475
	Zurich Insurance Group AG	91,816	46,651
	Holcim AG	331,302	25,304
	Swiss Re AG	184,372	21,111

		Shares	Market Value ($000)
	Partners Group Holding AG	14,071	18,984
	Swiss Life Holding AG (Registered)	18,794	13,496
	Swisscom AG (Registered)	16,224	9,707
*	Sandoz Group AG	274,088	9,400
	SGS SA (Registered)	92,772	8,573
	Julius Baer Group Ltd.	130,609	7,111
	Swiss Prime Site AG (Registered)	48,166	4,879
	Baloise Holding AG (Registered)	29,109	4,650
	Adecco Group AG (Registered)	102,100	4,415
	PSP Swiss Property AG (Registered)	28,975	3,856
	Helvetia Holding AG (Registered)	21,945	3,169
	Banque Cantonale Vaudoise (Registered)	18,297	2,343
	Roche Holding AG (Bearer)	7,333	2,221
			446,013
Taiwan (4.6%)
	MediaTek Inc.	950,000	29,315
	Hon Hai Precision Industry Co. Ltd.	7,616,000	24,914
	Quanta Computer Inc.	1,702,000	13,458
	United Microelectronics Corp.	7,500,000	11,682
	CTBC Financial Holding Co. Ltd.	11,680,120	10,596
	Fubon Financial Holding Co. Ltd.	4,948,208	10,171
	Chunghwa Telecom Co. Ltd.	2,433,000	9,223
	Mega Financial Holding Co. Ltd.	7,367,409	8,850
	Cathay Financial Holding Co. Ltd.	5,900,973	8,298
	ASE Technology Holding Co. Ltd.	1,771,171	7,658
	Uni-President Enterprises Corp.	3,058,000	7,067
	Nan Ya Plastics Corp.	3,637,000	7,049
	Wistron Corp.	1,827,656	6,692
	Yuanta Financial Holding Co. Ltd.	7,761,340	6,691
	Asustek Computer Inc.	449,268	6,379
	China Steel Corp.	7,958,000	6,377
	Novatek Microelectronics Corp.	364,000	5,929
	First Financial Holding Co. Ltd.	6,886,491	5,844
	Accton Technology Corp.	341,000	5,737
	Taiwan Cooperative Financial Holding Co. Ltd.	6,788,360	5,507
	Formosa Plastics Corp.	2,373,879	5,455
	Largan Precision Co. Ltd.	64,000	5,074
[2]	Chailease Holding Co. Ltd.	896,610	4,963
	Lite-On Technology Corp.	1,368,194	4,738
	Unimicron Technology Corp.	838,000	4,701
	Realtek Semiconductor Corp.	306,000	4,579
	Sinopac Holdings Co.	7,362,775	4,506
	Hua Nan Financial Holdings Co. Ltd. Class C	6,467,046	4,455
	Yageo Corp.	251,613	4,426
	Taishin Financial Holding Co. Ltd.	7,498,059	4,108
	Taiwan Cement Corp.	4,016,119	4,087
	Formosa Chemicals & Fibre Corp.	2,169,000	3,916
	Wiwynn Corp.	55,000	3,878
*	China Development Financial Holding Corp.	10,088,000	3,873
	Pegatron Corp.	1,326,000	3,496
	Taiwan Mobile Co. Ltd.	1,102,000	3,445
	Shanghai Commercial & Savings Bank Ltd.	2,409,677	3,406
	E Ink Holdings Inc.	498,000	3,303
	Compal Electronics Inc.	2,670,000	3,062
	Evergreen Marine Corp. Taiwan Ltd.	636,800	3,054
	President Chain Store Corp.	359,000	3,027
	Far EasTone Telecommunications Co. Ltd.	1,132,000	2,906
	Inventec Corp.	1,618,994	2,843

		Shares	Market Value ($000)
	Acer Inc.	1,795,000	2,636
	AUO Corp.	4,495,000	2,627
	Micro-Star International Co. Ltd.	430,000	2,494
	Globalwafers Co. Ltd.	133,000	2,457
	Catcher Technology Co. Ltd.	381,672	2,372
*	Shin Kong Financial Holdings Co. Ltd.	8,472,000	2,268
	Eclat Textile Co. Ltd.	125,200	2,185
	Sino-American Silicon Products Inc.	343,000	2,097
	Asia Cement Corp.	1,615,000	2,048
	Formosa Petrochemical Corp.	862,000	2,047
	Chicony Electronics Co. Ltd.	388,370	2,036
	ASE Technology Holding Co. Ltd. ADR	217,917	2,024
	Synnex Technology International Corp.	879,000	2,018
	Powertech Technology Inc.	429,000	1,992
	Far Eastern New Century Corp.	1,869,000	1,844
	Pou Chen Corp.	1,742,000	1,754
	Cheng Shin Rubber Industry Co. Ltd.	1,190,994	1,727
	Feng TAY Enterprise Co. Ltd.	313,273	1,615
	Vanguard International Semiconductor Corp.	563,500	1,322
	Zhen Ding Technology Holding Ltd.	397,000	1,278
	Taiwan High Speed Rail Corp.	1,323,000	1,248
	Teco Electric and Machinery Co. Ltd.	763,000	1,119
	Foxconn Technology Co. Ltd.	690,190	1,111
	Giant Manufacturing Co. Ltd.	193,967	1,104
	Taiwan Fertilizer Co. Ltd.	489,000	1,062
	Nan Ya Printed Circuit Board Corp.	130,000	939
	Nien Made Enterprise Co. Ltd.	85,000	909
	Yulon Motor Co. Ltd.	360,288	797
	Taiwan Secom Co. Ltd.	191,000	711
*	Taiwan Glass Industry Corp.	854,000	491
	Transcend Information Inc.	195,000	490
	Formosa Taffeta Co. Ltd.	585,000	450
	Formosa Sumco Technology Corp.	38,000	196
			340,206
Thailand (0.6%)
	PTT PCL	9,187,100	8,721
	Advanced Info Service PCL	706,604	4,358
	PTT Exploration & Production PCL	872,530	3,682
	SCB X PCL	1,074,300	3,144
	Siam Cement PCL (Registered)	379,150	2,886
	Kasikornbank PCL NVDR	796,800	2,699
	Krung Thai Bank PCL	3,872,800	1,736
	Charoen Pokphand Foods PCL	3,060,900	1,606
	TMBThanachart Bank PCL	27,698,200	1,397
	Bangkok Bank PCL (Registered)	313,700	1,247
	PTT Global Chemical PCL	1,279,899	1,207
	Land & Houses PCL (Registered)	5,338,300	1,152
	Thai Oil PCL	710,440	1,093
	Kasikornbank PCL	312,300	1,058
	Banpu PCL (Registered)	5,720,450	999
	BTS Group Holdings PCL	5,390,900	911
	Intouch Holdings PCL Class F	398,441	827
	Thai Union Group PCL Class F	1,728,000	740
	Indorama Ventures PCL	1,091,300	726
	Ratch Group PCL	772,450	659
	Electricity Generating PCL	168,600	624
	Siam Cement PCL NVDR	79,400	604
	Osotspa PCL	872,600	512

		Shares	Market Value ($000)
	Bangkok Bank PCL NVDR	117,300	466
	Srisawad Corp. PCL	350,800	390
	IRPC PCL	6,669,600	366
	Intouch Holdings PCL NVDR	153,800	319
	Siam City Cement PCL	57,232	217
			44,346
Turkey (0.3%)
	BIM Birlesik Magazalar A/S	278,067	3,487
	KOC Holding A/S	534,083	2,821
	Akbank TAS	1,967,492	2,561
	Haci Omer Sabanci Holding A/S	848,058	2,027
	Turkcell Iletisim Hizmetleri A/S	737,984	1,664
	Turkiye Is Bankasi A/S Class C	1,959,958	1,653
*	Eregli Demir ve Celik Fabrikalari TAS	1,073,628	1,522
	Yapi ve Kredi Bankasi A/S	2,061,881	1,481
	Ford Otomotiv Sanayi A/S	39,969	1,161
	Turkiye Garanti Bankasi A/S	382,668	801
	Coca-Cola Icecek A/S	42,615	752
	Tofas Turk Otomobil Fabrikasi A/S	75,999	617
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	107,891	501
[1]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	97,731	459
	Turk Traktor ve Ziraat Makineleri A/S	16,190	431
*	Otokar Otomotiv Ve Savunma Sanayi A/S	23,941	384
*	Turk Telekomunikasyon A/S	348,112	374
	Dogus Otomotiv Servis ve Ticaret A/S	36,113	324
[1]	Enerjisa Enerji A/S	155,756	285
	Aygaz A/S	25,294	123
*	Iskenderun Demir ve Celik A/S	91,764	109
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	155,588	89
	Enka Insaat ve Sanayi A/S	1	—
			23,626
United Arab Emirates (0.5%)
	First Abu Dhabi Bank PJSC	2,808,350	11,196
[3]	Abu Dhabi Commercial Bank PJSC	1,857,060	4,554
	Dubai Electricity & Water Authority PJSC	5,545,965	3,791
	Dubai Islamic Bank PJSC	1,908,429	3,284
	Aldar Properties PJSC	2,335,801	3,240
	Abu Dhabi Islamic Bank PJSC	927,229	2,830
	Abu Dhabi National Oil Co. for Distribution PJSC	1,820,008	1,758
	Borouge plc	1,894,211	1,232
	Air Arabia PJSC	1,447,955	1,173
	ADNOC Drilling Co. PJSC	1,041,519	1,040
	Dubai Investments PJSC	1,244,434	801
	Dana Gas PJSC	3,582,180	720
	Fertiglobe plc	695,004	527
			36,146
United Kingdom (12.0%)
	Shell plc (XETR)	4,217,367	130,748
	HSBC Holdings plc	12,439,380	97,123
	Unilever plc (XLON)	1,601,824	77,945
	BP plc	10,642,275	62,155
	GSK plc	2,568,274	50,795
	Rio Tinto plc	696,088	48,183
	British American Tobacco plc	1,420,633	41,885
	Glencore plc	7,890,099	41,746
	National Grid plc	2,347,807	31,271
	BAE Systems plc	1,946,778	29,000

		Shares	Market Value ($000)
	Lloyds Banking Group plc	40,303,455	21,605
	3i Group plc	609,415	19,078
	Anglo American plc	771,334	18,387
	Barclays plc	9,546,505	17,741
	Tesco plc	4,506,914	16,331
	SSE plc	695,528	14,813
	Imperial Brands plc	567,491	13,623
	Legal & General Group plc	3,792,502	12,198
	Vodafone Group plc	13,949,756	11,859
	NatWest Group plc	3,520,808	9,936
	Aviva plc	1,744,780	9,524
	WPP plc	664,607	6,427
	Admiral Group plc	196,149	6,237
	Smurfit Kappa Group plc	167,159	6,224
	Centrica plc	3,484,645	6,098
	United Utilities Group plc	440,103	5,928
	BT Group plc	3,999,767	5,667
	Severn Trent plc	168,498	5,539
	Mondi plc	283,327	5,077
	DCC plc	62,719	4,560
	Barratt Developments plc	620,199	4,227
	Taylor Wimpey plc	2,262,747	4,225
	Intermediate Capital Group plc	179,562	4,048
	Berkeley Group Holdings plc	66,130	4,004
	B&M European Value Retail SA	601,991	3,945
	M&G plc	1,391,761	3,935
	J Sainsbury plc	1,120,401	3,825
	Coca-Cola HBC AG	126,358	3,715
	Persimmon plc	201,039	3,703
	Kingfisher plc	1,208,234	3,359
	Phoenix Group Holdings plc	462,440	2,953
	DS Smith plc	819,761	2,923
	St. James's Place plc	354,817	2,921
	Schroders plc	532,824	2,726
	Abrdn plc	1,197,637	2,548
	Johnson Matthey plc	117,504	2,415
	Hargreaves Lansdown plc	238,498	2,301
	Endeavour Mining plc	117,247	2,083
	ITV plc	2,461,062	1,864
[1]	Airtel Africa plc	708,501	1,006
*,3	Evraz plc	193,110	—
			890,429
Total Common Stocks (Cost $6,826,396)			7,313,413
Preferred Stocks (1.4%)
	Petroleo Brasileiro SA Preference Shares	3,577,383	29,207
	Itau Unibanco Holding SA Preference Shares	2,551,507	16,882
	Volkswagen AG Preference Shares	128,011	16,464
	Banco Bradesco SA Preference Shares	2,967,817	9,195
	Itausa SA Preference Shares	3,039,277	6,134
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	86,816	3,728
	Bayerische Motoren Werke AG Preference Shares	36,402	3,557
	Gerdau SA Preference Shares	681,175	2,893
	Hyundai Motor Co. Preference Shares	27,688	2,448
	Companhia Paranaense de Energia Preference Shares Class B	842,300	1,722
	Centrais Eletricas Brasileiras SA Preference Shares Class B	183,100	1,694
	Hyundai Motor Co. Preference Shares (XKRX)	16,835	1,488
	Cia Energetica de Minas Gerais Preference Shares	487,671	1,134

		Shares	Market Value ($000)
	LG Chem Ltd. Preference Shares	4,754	964
	Metalurgica Gerdau SA Preference Shares	419,900	840
	Bradespar SA Preference Shares	160,507	738
	Embotelladora Andina SA Preference Shares Class B	269,139	686
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista. Preference Shares	117,608	608
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	285,100	529
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,781	399
	Grupo Aval Acciones y Valores SA Preference Shares	2,492,466	330
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	111,672	312
	LG H&H Co. Ltd. Preference Shares	1,378	141
	Hanwha Corp. Preference Shares	11,497	120
	CJ CheilJedang Corp. Preference Shares	652	63
*,3	Transneft PJSC Preference Shares	527	—
*,3	Tatneft PJSC Preference Shares	51,803	—
*,3	Surgutneftegas PJSC Preference Shares	2,513,070	—
Total Preferred Stocks (Cost $97,749)			102,276
Rights (0.0%)
*	ACS Actividades de Construccion y Servicios SA Exp. 2/2/24	151,291	69
*	LG Display Co. Ltd. Exp. 7/3/24	47,198	56
Total Rights (Cost $75)			125
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[4,5]	Vanguard Market Liquidity Fund, 5.410% (Cost $10,255)	102,589	10,258
Total Investments (99.7%) (Cost $6,934,475)			7,426,072
Other Assets and Liabilities—Net (0.3%)			20,848
Net Assets (100%)			7,446,920
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $72,874,000, representing 1.0% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,133,000.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $9,180,000 was received for securities on loan, of which $8,086,000 is held in Vanguard Market Liquidity Fund and $1,094,000 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE 100 Index	March 2024	65	6,284	14
MSCI EAFE Index	March 2024	112	12,505	268
MSCI Emerging Markets Index	March 2024	146	7,160	(153)
S&P TSX 60 Index	March 2024	21	3,970	97
				226

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	3/20/24	CAD	4,258	USD	3,135	34	—
UBS AG	3/20/24	CAD	4,258	USD	3,134	35	—
Royal Bank of Canada	3/20/24	GBP	5,606	USD	7,042	66	—
State Street Bank & Trust Co.	3/20/24	USD	1,054	AUD	1,602	2	—
Bank of America, N.A.	3/20/24	USD	3,258	BRL	16,334	—	(23)
Bank of Montreal	3/20/24	USD	6,457	CHF	5,600	—	(68)
Bank of Montreal	3/20/24	USD	4,029	EUR	3,705	17	—
Standard Chartered Bank	3/20/24	USD	5,965	GBP	4,719	—	(17)
Barclays Bank plc	3/20/24	USD	3,804	HKD	29,667	4	—
UBS AG	3/21/24	USD	4,356	JPY	624,380	79	—
State Street Bank & Trust Co.	3/20/24	USD	4,318	TWD	134,320	—	—
						237	(108)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
TWD—Taiwanese dollar.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	785,961	14,080	—	800,041
Common Stocks—Other	3,979	6,504,839	4,554	6,513,372
Preferred Stocks	71,906	30,370	—	102,276
Rights	—	125	—	125
Temporary Cash Investments	10,258	—	—	10,258
Total	872,104	6,549,414	4,554	7,426,072
Derivative Financial Instruments
Assets
Futures Contracts[1]	379	—	—	379
Forward Currency Contracts	—	237	—	237
Total	379	237	—	616
Liabilities
Futures Contracts[1]	153	—	—	153
Forward Currency Contracts	—	108	—	108
Total	153	108	—	261
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.